Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of service revenue
	Year ended December 31, 2024	Year ended December 31, 2023
Service revenue
YMA DG	$529,665	$280,231
Forwell	-	45,139
	$529,665	$325,370

Schedule of purchase of goods
	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of goods
YMA DG	$11,505,167	$10,438,247
Forwell	-	3,989,255
	$11,505,167	$14,427,502

Schedule of receivables from related parties
	As of	As of
	December 31, 2024	December 31, 2023
Account receivable
YMA DG	$5,029,583	$-

Schedule of Long term receivables from related parties
	As of	As of
	December 31, 2024	December 31, 2023
Long-term Receivables from related parties
YMA DG	$6,068,347	$6,755,968
Forwell	2,232,376	2,272,936
	$8,300,723	$9,028,904

Schedule of endorsements and guarantees provided by related parties
	As of	As of
	December 31, 2024	December 31, 2023
Guaranteed by key management
Short-term loans	$8,999,751	$6,964,927
Long-term loans	1,037,768	980,200
	$10,037,519	$7,945,127

Schedule of Endorsement and guarantee fees are as follows
	Year ended December 31, 2024	Year ended December 31, 2023
Guarantees fee
Key management	$-	$471,574

Schedule of key management compensation

	Year ended December 31, 2024	Year ended December 31, 2023
compensation
Salaries and other short-term employee benefits	$594,278	$566,945
Post-employment benefits	9,343	9,807
Share-based payments	131,712	131,712
	$735,333	$708,464